Net Loss Per Share - Schedule of the reconciliation of basic and diluted loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net Loss	$ (26,080)	$ (26,080)	$ (24,377)	$ (72,807)	$ (114,331)
Premium on redemption of Series A Preferred Stock				0	(52,645)
Net loss for basic and diluted loss per share available to common stockholders				(72,807)	(166,976)
Reversal of mark-to-market adjustment for liability classified warrants				(8,895)	0
Net loss for diluted loss per share available to common stockholders				$ (81,702)	$ (166,976)
Weighted average number of shares outstanding	5,065,000		2,926,000	3,561	3,722
Weighted average common stock warrants exercisable for nominal consideration	6,500,000		0	6,500	0
Weighted average number of shares - basic	11,565		2,926	10,061,000	3,722,000
Effect of dilutive securities	0			84	0
Weighted average number of shares, diluted	11,565		2,926	10,145,000	3,722,000
Loss per share, Basic	$ (2.26)		$ (8.33)	$ (7.24)	$ (44.86)
Loss per share, Diluted	$ (2.26)		$ (8.33)	$ (8.05)	$ (44.86)